Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 93.2%
	Aerospace & Defense – 3.4%
17,375	General Dynamics Corp	$2,298,886
27,105	Thales SA, (2)	2,244,720
	Total Aerospace & Defense	4,543,606
	Air Freight & Logistics – 3.3%
160,750	Deutsche Post AG, (2)	4,309,480
	Banks – 8.1%
881,969	AIB Group PLC, (2), (3)	977,950
103,860	Bank of America Corp	2,204,948
80,680	Citigroup Inc	3,398,242
246,095	ING Groep NV, (2), (3)	1,261,014
30,970	JPMorgan Chase & Co	2,788,229
	Total Banks	10,630,383
	Capital Markets – 3.4%
51,097	AURELIUS Equity Opportunities SE & Co KGaA, (2)	930,041
25,430	Deutsche Boerse AG, (2)	3,493,673
	Total Capital Markets	4,423,714
	Chemicals – 1.3%
51,065	DuPont de Nemours Inc	1,741,316
	Communications Equipment – 1.8%
59,780	Cisco Systems Inc	2,349,952
	Diversified Telecommunication Services – 3.6%
115,620	Nippon Telegraph & Telephone Corp, (2)	2,765,239
212,786	Telefonica Brasil SA	2,025,032
	Total Diversified Telecommunication Services	4,790,271
	Electric Utilities – 1.8%
58,566	FirstEnergy Corp	2,346,740
	Electrical Equipment – 1.7%
29,715	Eaton Corp PLC	2,308,558
	Entertainment – 3.8%
12,910	Nintendo Co Ltd, (2)	5,017,516

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 2.6%
102,580	Seven & i Holdings Co Ltd, (2)	$3,387,692
	Health Care Providers & Services – 3.7%
12,786	Anthem Inc	2,902,933
31,380	Fresenius Medical Care AG & Co KGaA, (2)	2,048,359
	Total Health Care Providers & Services	4,951,292
	Household Products – 1.3%
21,350	Henkel AG & Co KGaA, (2)	1,707,607
	Industrial Conglomerates – 1.5%
24,120	Siemens AG, (2)	2,019,688
	Insurance – 7.0%
87,717	Ageas, (2)	3,655,341
11,060	Allianz SE, (2)	1,883,489
55,925	CNA Financial Corp	1,735,912
124,990	Old Republic International Corp	1,906,098
	Total Insurance	9,180,840
	IT Services – 1.6%
37,910	Amdocs Ltd	2,083,913
	Machinery – 1.4%
113,200	Komatsu Ltd, (2)	1,831,963
	Media – 2.7%
102,299	Comcast Corp, Class A	3,517,040
	Multi-Utilities – 4.7%
301,738	National Grid PLC, (2)	3,525,588
126,759	Veolia Environnement SA, (2)	2,677,260
	Total Multi-Utilities	6,202,848
	Oil, Gas & Consumable Fuels – 4.6%
30,785	Chevron Corp	2,230,681
269,640	Enterprise Products Partners LP	3,855,852
	Total Oil, Gas & Consumable Fuels	6,086,533
	Pharmaceuticals – 13.0%
54,270	AstraZeneca PLC, Sponsored ADR	2,423,698
35,205	Bayer AG, (2)	2,017,192
57,680	Bristol-Myers Squibb Co	3,215,083
245,385	GlaxoSmithKline PLC, (2)	4,604,444
6,310	Roche Holding AG, (2)	2,030,191

Shares	Description (1)	Value
	Pharmaceuticals (continued)
32,605	Sanofi, (2)	$2,822,771
	Total Pharmaceuticals	17,113,379
	Semiconductors & Semiconductor Equipment – 2.5%
9,123	Broadcom Inc	2,163,063
81,639	Infineon Technologies AG, (2)	1,178,520
	Total Semiconductors & Semiconductor Equipment	3,341,583
	Software – 6.0%
28,720	Microsoft Corp	4,529,431
71,460	Oracle Corp	3,453,662
	Total Software	7,983,093
	Specialty Retail – 1.0%
15,830	Lowe's Cos Inc	1,362,172
	Technology Hardware, Storage & Peripherals – 2.1%
85,430	Samsung Electronics Co Ltd, (2)	2,783,960
	Tobacco – 1.5%
26,965	Philip Morris International Inc	1,967,366
	Trading Companies & Distributors – 1.6%
149,300	Mitsui & Co Ltd, (2)	2,072,836
	Wireless Telecommunication Services – 2.2%
181,310	SK Telecom Co Ltd, Sponsored ADR	2,949,914
	Total Common Stocks (cost $134,096,718)	123,005,255

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 4.6%
	Health Care Technology – 1.0%
31,750	Change Healthcare Inc	6.000%	N/R	$1,292,542
	Life Sciences Tools & Services – 0.8%
23,100	Avantor Inc	6.250%	N/R	1,001,616
	Multi-Utilities – 1.3%
59,520	CenterPoint Energy Inc	7.000%	N/R	1,714,176
	Semiconductors & Semiconductor Equipment – 1.5%
2,150	Broadcom Inc	8.000%	N/R	2,008,874
	Total Convertible Preferred Securities (cost $8,797,225)			6,017,208

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 1.0%
23,300	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Activision Blizzard Inc. (Cap 116.71% of Issue Price), 144A	10.000%	$55.7410	$65.0550	5/20/20	$1,363,618
	Total Structured Notes (cost $1,325,463)					1,363,618
	Total Long-Term Investments (cost $144,219,406)					130,386,081
	Other Assets Less Liabilities – 1.2%					1,520,929
	Net Assets – 100%					$131,907,010
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$61,758,721	$61,246,534	$ —	$123,005,255
Convertible Preferred Securities	6,017,208	—	—	6,017,208
Structured Notes	—	1,363,618	—	1,363,618
Total	$67,775,929	$62,610,152	$ —	$130,386,081

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Airlines – 1.3%
24,584	Delta Air Lines Inc, (2)	$701,382
	Automobiles – 2.2%
55,535	General Motors Co	1,154,017
	Banks – 11.2%
54,905	Bank of America Corp	1,165,633
33,550	Bank of NT Butterfield & Son Ltd	571,356
41,500	Citigroup Inc	1,747,980
19,300	JPMorgan Chase & Co	1,737,579
19,860	Western Alliance Bancorp	607,915
	Total Banks	5,830,463
	Biotechnology – 1.9%
13,236	Incyte Corp, (2)	969,272
	Building Products – 1.6%
10,085	Trane Technologies PLC	832,920
	Capital Markets – 2.5%
40,943	B Riley Financial Inc	754,170
10,100	State Street Corp	538,027
	Total Capital Markets	1,292,197
	Chemicals – 3.0%
32,607	DuPont de Nemours Inc	1,111,899
6,480	Innospec Inc	450,295
	Total Chemicals	1,562,194
	Communications Equipment – 1.3%
19,425	ViaSat Inc, (2)	697,746
	Construction & Engineering – 2.8%
45,670	Quanta Services Inc	1,449,109
	Consumer Finance – 1.5%
21,465	Discover Financial Services	765,657
	Electric Utilities – 5.4%
8,264	Entergy Corp	776,568

Shares	Description (1)	Value
	Electric Utilities (continued)
50,900	FirstEnergy Corp	$2,039,563
	Total Electric Utilities	2,816,131
	Entertainment – 3.2%
27,580	Activision Blizzard Inc	1,640,458
	Equity Real Estate Investment Trust – 3.2%
27,085	Healthcare Realty Trust Inc	756,484
39,890	STAG Industrial Inc	898,323
	Total Equity Real Estate Investment Trust	1,654,807
	Food & Staples Retailing – 3.6%
13,831	Walgreens Boots Alliance Inc	632,768
11,083	Walmart Inc	1,259,251
	Total Food & Staples Retailing	1,892,019
	Health Care Equipment & Supplies – 1.6%
18,840	LivaNova PLC, (2)	852,510
	Health Care Providers & Services – 2.2%
5,056	Anthem Inc	1,147,914
	Health Care Technology – 1.3%
67,735	Change Healthcare Inc, (2)	676,673
	Insurance – 9.4%
6,330	Aon PLC	1,044,703
12,017	Globe Life Inc	864,864
25,500	Loews Corp	888,165
62,468	Old Republic International Corp	952,637
7,812	RenaissanceRe Holdings Ltd	1,166,488
	Total Insurance	4,916,857
	IT Services – 3.9%
20,411	Amdocs Ltd	1,121,993
9,800	Fiserv Inc, (2)	930,902
	Total IT Services	2,052,895
	Life Sciences Tools & Services – 4.1%
6,074	Bio-Rad Laboratories Inc, (2)	2,129,301
	Machinery – 3.1%
8,899	Ingersoll Rand Inc, (2)	220,695
28,600	Terex Corp	410,696
62,385	Trinity Industries Inc	1,002,527
	Total Machinery	1,633,918

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Media – 3.1%
34,851	Comcast Corp, Class A	$1,198,177
28,090	ViacomCBS Inc, Class B	393,541
	Total Media	1,591,718
	Oil, Gas & Consumable Fuels – 3.3%
14,646	Cheniere Energy Inc, (2)	490,641
11,650	Chevron Corp	844,159
10,818	Hess Corp	360,239
	Total Oil, Gas & Consumable Fuels	1,695,039
	Pharmaceuticals – 4.0%
14,080	Bristol-Myers Squibb Co	784,819
34,100	GlaxoSmithKline PLC, Sponsored ADR	1,292,049
	Total Pharmaceuticals	2,076,868
	Semiconductors & Semiconductor Equipment – 5.4%
10,040	Mellanox Technologies Ltd, (2)	1,218,053
97,735	Rambus Inc, (2)	1,084,859
9,749	Teradyne Inc	528,103
	Total Semiconductors & Semiconductor Equipment	2,831,015
	Software – 8.0%
53,830	NortonLifeLock Inc	1,007,159
38,376	Oracle Corp	1,854,712
65,016	Teradata Corp, (2)	1,332,178
	Total Software	4,194,049
	Specialty Retail – 2.9%
9,325	Advance Auto Parts Inc	870,209
82,802	American Eagle Outfitters Inc	658,276
	Total Specialty Retail	1,528,485
	Technology Hardware, Storage & Peripherals – 1.9%
20,725	Seagate Technology PLC	1,011,380
	Total Long-Term Investments (cost $64,422,564)	51,596,994

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%
	REPURCHASE AGREEMENTS – 2.6%
$1,352	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $1,351,573, collateralized by $1,270,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $1,380,599	0.000%	4/01/20	$1,351,573
	Total Short-Term Investments (cost $1,351,573)			1,351,573
	Total Investments (cost $65,774,137) – 101.5%			52,948,567
	Other Assets Less Liabilities – (1.5)%			(788,003)
	Net Assets – 100%			$52,160,564
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$51,596,994	$ —	$ —	$51,596,994
Short-Term Investments:
Repurchase Agreements	—	1,351,573	—	1,351,573
Total	$51,596,994	$1,351,573	$ —	$52,948,567

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.1%
	COMMON STOCKS – 96.1%
	Aerospace & Defense – 3.2%
3,765	General Dynamics Corp	$498,147
2,933	Raytheon Co	384,663
	Total Aerospace & Defense	882,810
	Airlines – 1.3%
13,001	Delta Air Lines Inc, (2)	370,919
	Automobiles – 2.1%
28,857	General Motors Co	599,649
	Banks – 10.5%
31,000	Bank of America Corp	658,130
21,888	Citigroup Inc	921,923
33,753	First Horizon National Corp	272,049
12,109	JPMorgan Chase & Co	1,090,173
	Total Banks	2,942,275
	Beverages – 3.0%
18,918	Coca-Cola Co	837,122
	Biotechnology – 2.2%
8,305	Incyte Corp, (2)	608,175
	Building Products – 1.7%
5,661	Trane Technologies PLC	467,542
	Capital Markets – 1.7%
9,000	State Street Corp	479,430
	Chemicals – 2.2%
18,099	DuPont de Nemours Inc	617,176
	Communications Equipment – 1.3%
10,170	ViaSat Inc, (2)	365,306
	Consumer Finance – 1.4%
11,160	Discover Financial Services	398,077
	Electric Utilities – 5.7%
4,900	Entergy Corp	460,453

Shares	Description (1)	Value
	Electric Utilities (continued)
28,182	FirstEnergy Corp	$1,129,253
	Total Electric Utilities	1,589,706
	Entertainment – 3.1%
14,795	Activision Blizzard Inc	880,007
	Equity Real Estate Investment Trust – 1.7%
3,401	Alexandria Real Estate Equities Inc	466,141
	Food & Staples Retailing – 3.6%
7,170	Walgreens Boots Alliance Inc	328,027
5,890	Walmart Inc	669,222
	Total Food & Staples Retailing	997,249
	Food Products – 1.6%
12,945	Archer-Daniels-Midland Co	455,405
	Health Care Providers & Services – 4.3%
2,882	Anthem Inc	654,329
6,742	Quest Diagnostics Inc	541,383
	Total Health Care Providers & Services	1,195,712
	Insurance – 7.2%
19,732	American International Group Inc	478,501
3,741	Aon PLC	617,415
6,343	Globe Life Inc	456,506
13,022	Loews Corp	453,556
	Total Insurance	2,005,978
	Interactive Media & Services – 3.2%
775	Alphabet Inc, Class A, (2)	900,511
	IT Services – 3.5%
7,959	Amdocs Ltd	437,506
5,694	Fiserv Inc, (2)	540,873
	Total IT Services	978,379
	Life Sciences Tools & Services – 2.3%
1,860	Bio-Rad Laboratories Inc, (2)	652,042
	Machinery – 2.3%
4,995	Ingersoll Rand Inc, (2)	123,876
33,100	Trinity Industries Inc	531,917
	Total Machinery	655,793
	Media – 3.0%
18,326	Comcast Corp, Class A	630,048

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Media (continued)
14,755	ViacomCBS Inc, Class B	$206,717
	Total Media	836,765
	Oil, Gas & Consumable Fuels – 3.3%
7,882	Cheniere Energy Inc, (2)	264,047
6,054	Chevron Corp	438,673
6,455	Hess Corp	214,951
	Total Oil, Gas & Consumable Fuels	917,671
	Pharmaceuticals – 6.6%
11,960	Bristol-Myers Squibb Co	666,651
18,898	GlaxoSmithKline PLC, Sponsored ADR	716,045
30,645	Takeda Pharmaceutical Co Ltd, Sponsored ADR	465,191
	Total Pharmaceuticals	1,847,887
	Semiconductors & Semiconductor Equipment – 5.1%
2,220	Broadcom Inc	526,362
5,175	Mellanox Technologies Ltd, (2)	627,831
5,107	Teradyne Inc	276,646
	Total Semiconductors & Semiconductor Equipment	1,430,839
	Software – 5.5%
28,940	NortonLifeLock Inc	541,467
20,668	Oracle Corp	998,885
	Total Software	1,540,352
	Specialty Retail – 1.6%
4,770	Advance Auto Parts Inc	445,136
	Technology Hardware, Storage & Peripherals – 1.9%
11,105	Seagate Technology PLC	541,924
	Total Long-Term Investments (cost $26,583,358)	26,905,978

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%
	REPURCHASE AGREEMENTS – 3.5%
$992	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $991,844, collateralized by $935,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $1,016,425	0.000%	4/01/20	$991,844
	Total Short-Term Investments (cost $991,844)			991,844
	Total Investments (cost $27,575,202) – 99.6%			27,897,822
	Other Assets Less Liabilities – 0.4%			105,913
	Net Assets – 100%			$28,003,735

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$26,905,978	$ —	$ —	$26,905,978
Short-Term Investments:
Repurchase Agreements	—	991,844	—	991,844
Total	$26,905,978	$991,844	$ —	$27,897,822

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.2%
	COMMON STOCKS – 96.2%
	Auto Components – 2.5%
15,400	BorgWarner Inc	$375,298
	Banks – 11.8%
19,662	Ameris Bancorp	467,169
19,352	Bank of NT Butterfield & Son Ltd	329,565
41,126	First Horizon National Corp	331,475
11,855	PacWest Bancorp	212,442
14,523	Western Alliance Bancorp	444,549
	Total Banks	1,785,200
	Biotechnology – 2.6%
12,350	Coherus Biosciences Inc, (2)	200,317
1,968	United Therapeutics Corp, (2)	186,616
	Total Biotechnology	386,933
	Chemicals – 2.5%
15,099	Huntsman Corp	217,878
2,259	Innospec Inc	156,978
	Total Chemicals	374,856
	Communications Equipment – 1.1%
4,795	ViaSat Inc, (2)	172,236
	Construction & Engineering – 5.4%
4,881	Jacobs Engineering Group Inc	386,917
13,415	Quanta Services Inc	425,658
	Total Construction & Engineering	812,575
	Containers & Packaging – 1.0%
1,457	Avery Dennison Corp	148,425
	Electric Utilities – 0.9%
1,626	IDACORP Inc	142,746
	Electrical Equipment – 5.0%
8,225	EnerSys	407,302
20,688	nVent Electric PLC	349,006
	Total Electrical Equipment	756,308
	Electronic Equipment, Instruments & Components – 3.0%
2,191	Coherent Inc, (2)	233,144

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
4,039	Fabrinet, (2)	$220,368
	Total Electronic Equipment, Instruments & Components	453,512
	Equity Real Estate Investment Trust – 10.8%
31,571	Brandywine Realty Trust	332,127
6,012	Easterly Government Properties Inc	148,136
14,928	Healthcare Realty Trust Inc	416,939
6,082	PotlatchDeltic Corp	190,914
45,662	RPT Realty	275,342
11,612	STAG Industrial Inc	261,502
	Total Equity Real Estate Investment Trust	1,624,960
	Health Care Equipment & Supplies – 2.7%
4,630	Globus Medical Inc, (2)	196,914
4,510	LivaNova PLC, (2)	204,077
	Total Health Care Equipment & Supplies	400,991
	Household Durables – 1.6%
21,708	Taylor Morrison Home Corp, (2)	238,788
	Insurance – 10.1%
12,494	Axis Capital Holdings Ltd	482,893
810	Everest Re Group Ltd	155,860
3,164	Globe Life Inc	227,713
13,844	Old Republic International Corp	211,121
3,023	RenaissanceRe Holdings Ltd	451,395
	Total Insurance	1,528,982
	IT Services – 2.8%
6,130	Amdocs Ltd	336,966
1,050	Euronet Worldwide Inc, (2)	90,006
	Total IT Services	426,972
	Life Sciences Tools & Services – 4.3%
1,876	Bio-Rad Laboratories Inc, (2)	657,651
	Machinery – 4.4%
6,365	Albany International Corp	301,256
8,765	Federal Signal Corp	239,109
7,050	Kennametal Inc	131,271
	Total Machinery	671,636
	Metals & Mining – 4.2%
5,844	Materion Corp	204,598
4,908	Reliance Steel & Aluminum Co	429,892
	Total Metals & Mining	634,490

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 3.7%
16,860	Knight-Swift Transportation Holdings Inc	$553,008
	Semiconductors & Semiconductor Equipment – 7.2%
3,365	Mellanox Technologies Ltd, (2)	408,242
3,225	Qorvo Inc, (2)	260,032
15,900	Rambus Inc, (2)	176,490
4,357	Teradyne Inc	236,018
	Total Semiconductors & Semiconductor Equipment	1,080,782
	Software – 2.7%
20,130	Teradata Corp, (2)	412,464
	Specialty Retail – 2.4%
2,187	Advance Auto Parts Inc	204,091
20,740	American Eagle Outfitters Inc	164,883
	Total Specialty Retail	368,974
	Textiles, Apparel & Luxury Goods – 1.3%
1,488	Deckers Outdoor Corp, (2)	199,392
	Trading Companies & Distributors – 2.2%
18,470	BMC Stock Holdings Inc, (2)	327,473
	Total Long-Term Investments (cost $15,358,101)	14,534,652

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%
	REPURCHASE AGREEMENTS – 3.1%
$471	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $471,325, collateralized by $445,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $483,753	0.000%	4/01/20	$471,325
	Total Short-Term Investments (cost $471,325)			471,325
	Total Investments (cost $15,829,426) – 99.3%			15,005,977
	Other Assets Less Liabilities – 0.7%			102,270
	Net Assets – 100%			$15,108,247

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,534,652	$ —	$ —	$14,534,652
Short-Term Investments:
Repurchase Agreements	—	471,325	—	471,325
Total	$14,534,652	$471,325	$ —	$15,005,977

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.1%
	COMMON STOCKS – 98.1%
	Auto Components – 1.6%
239,016	Stoneridge Inc, (2)	$4,003,518
	Banks – 14.3%
353,310	Ameris Bancorp	8,394,646
238,828	Banc of California Inc	1,910,624
323,886	Bank of NT Butterfield & Son Ltd	5,515,778
187,044	First Hawaiian Inc	3,091,837
524,297	First Horizon National Corp	4,225,834
230,278	PacWest Bancorp	4,126,582
270,971	Western Alliance Bancorp	8,294,422
	Total Banks	35,559,723
	Biotechnology – 2.6%
204,170	Coherus Biosciences Inc, (2)	3,311,637
34,230	United Therapeutics Corp, (2)	3,245,860
	Total Biotechnology	6,557,497
	Commercial Services & Supplies – 1.1%
105,950	HNI Corp	2,668,881
	Communications Equipment – 1.4%
98,565	ViaSat Inc, (2)	3,540,455
	Construction & Engineering – 2.7%
212,422	Quanta Services Inc	6,740,150
	Electric Utilities – 1.0%
27,585	IDACORP Inc	2,421,687
	Electrical Equipment – 5.0%
135,988	EnerSys	6,734,126
340,327	nVent Electric PLC	5,741,316
	Total Electrical Equipment	12,475,442
	Electronic Equipment, Instruments & Components – 7.1%
39,412	Coherent Inc, (2)	4,193,831
68,238	Fabrinet, (2)	3,723,065
128,801	Kimball Electronics Inc, (2)	1,406,507
200,961	Methode Electronics Inc	5,311,399

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
149,285	Vishay Precision Group Inc, (2)	$2,997,643
	Total Electronic Equipment, Instruments & Components	17,632,445
	Equity Real Estate Investment Trust – 11.4%
662,127	Brandywine Realty Trust	6,965,576
102,015	Easterly Government Properties Inc	2,513,650
249,838	Healthcare Realty Trust Inc	6,977,975
94,347	PotlatchDeltic Corp	2,961,552
762,259	RPT Realty	4,596,422
201,254	STAG Industrial Inc	4,532,240
	Total Equity Real Estate Investment Trust	28,547,415
	Food Products – 5.4%
55,147	John B Sanfilippo & Son Inc	4,930,142
985,923	Landec Corp, (2)	8,567,671
	Total Food Products	13,497,813
	Health Care Equipment & Supplies – 2.9%
77,335	Globus Medical Inc, (2)	3,289,058
86,346	LivaNova PLC, (2)	3,907,156
	Total Health Care Equipment & Supplies	7,196,214
	Household Durables – 1.6%
369,770	Taylor Morrison Home Corp, (2)	4,067,470
	Insurance – 4.4%
101,010	Axis Capital Holdings Ltd	3,904,037
47,451	RenaissanceRe Holdings Ltd	7,085,383
	Total Insurance	10,989,420
	IT Services – 0.4%
11,841	Euronet Worldwide Inc, (2)	1,015,011
	Machinery – 6.5%
57,210	Alamo Group Inc	5,079,104
107,987	Albany International Corp	5,111,025
131,240	Federal Signal Corp	3,580,227
129,575	Kennametal Inc	2,412,686
	Total Machinery	16,183,042
	Metals & Mining – 2.4%
35,150	Kaiser Aluminum Corp	2,435,192
99,096	Materion Corp	3,469,351
	Total Metals & Mining	5,904,543
	Paper & Forest Products – 2.0%
114,123	Neenah Inc	4,922,125

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Professional Services – 0.7%
255,884	GP Strategies Corp, (2)	$1,665,805
	Road & Rail – 3.5%
267,987	Knight-Swift Transportation Holdings Inc	8,789,974
	Semiconductors & Semiconductor Equipment – 10.1%
499,583	Adesto Technologies Corp, (2)	5,590,334
119,264	Entegris Inc	5,339,449
55,647	Mellanox Technologies Ltd, (2)	6,751,094
674,903	Rambus Inc, (2)	7,491,423
	Total Semiconductors & Semiconductor Equipment	25,172,300
	Software – 2.8%
347,361	Teradata Corp, (2)	7,117,427
	Specialty Retail – 1.4%
447,615	American Eagle Outfitters Inc	3,558,539
	Textiles, Apparel & Luxury Goods – 1.2%
22,218	Deckers Outdoor Corp, (2)	2,977,212
	Thrifts & Mortgage Finance – 2.1%
239,140	HomeStreet Inc	5,316,082
	Trading Companies & Distributors – 2.5%
346,155	BMC Stock Holdings Inc, (2)	6,137,328
	Total Long-Term Investments (cost $272,770,347)	244,657,518

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%
	REPURCHASE AGREEMENTS – 2.3%
$5,677	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $5,676,863, collateralized by $5,330,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $5,794,168	0.000%	4/01/20	$5,676,863
	Total Short-Term Investments (cost $5,676,863)			5,676,863
	Total Investments (cost $278,447,210) – 100.4%			250,334,381
	Other Assets Less Liabilities – (0.4)%			(903,688)
	Net Assets – 100%			$249,430,693

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$244,657,518	$ —	$ —	$244,657,518
Short-Term Investments:
Repurchase Agreements	—	5,676,863	—	5,676,863
Total	$244,657,518	$5,676,863	$ —	$250,334,381

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.